Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Leases [Abstract]
Maturity of Lease Liability	Maturity of lease liability is as follows (in thousands):

Through December 31,
2020	$147
2021	294

Total rental payments	441
Less imputed interest	(32)

Present value of lease liability	$409

Maturity of lease liability is as follows (in thousands):

Through December 31,	Payments
2020	$579
2021	294

Total rental payments	873
Less imputed interest	(56)

Present value of lease liability	$817